Goodwill - Schedule of Forecast Benchmark Commodity Prices and Exchange Rates for Impairment (Details) - Dec. 31, 2023	$ / bbl	$ / $	$ / bbl	$ / MMbtu	Total
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark commodity price, assumed annual increase, percent					2.00%
2024 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	73.67		97.97
Closing foreign exchange rate | $ / $		75.20%
2024 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				2.20
2025 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	74.98		99.71
Closing foreign exchange rate | $ / $		75.20%
2025 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				3.37
2026 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	76.14		100.85
Closing foreign exchange rate | $ / $		75.50%
2026 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.05
2027 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	77.66		102.86
Closing foreign exchange rate | $ / $		75.50%
2027 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.13
2028 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	79.22		104.93
Closing foreign exchange rate | $ / $		75.50%
2028 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.21
2029 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	80.80		107.02
Closing foreign exchange rate | $ / $		75.50%
2029 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.30
2030 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	82.42		109.17
Closing foreign exchange rate | $ / $		75.50%
2030 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.38
2031 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	84.06		111.34
Closing foreign exchange rate | $ / $		75.50%
2031 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.47
2032 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	85.74		113.56
Closing foreign exchange rate | $ / $		75.50%
2032 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.56
2033 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	87.46		115.84
Closing foreign exchange rate | $ / $		75.50%
2033 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.65
2034 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	89.21		118.16
Closing foreign exchange rate | $ / $		75.50%
2034 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.74